UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                  Report for the Quarter Ended June 30, 2003



                       AMERICAN PREMIER UNDERWRITERS, INC.
                 One East Fourth Street, Cincinnati, Ohio 45202
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     (Name and Address of Institutional Investment Manager Filing this Report)


                          Form 13F File Number:  28-2414


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                 Fred J. Runk
                     Senior Vice President and Treasurer
                                (513) 579-2489
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                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)


Signature:

Fred J. Runk                            Cincinnati, Ohio    August 13, 2003
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Fred J. Runk
Assistant Treasurer


Report Type:
     [ ]  13F HOLDINGS REPORT.
     [X]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

Other Manager Reporting for this Manager:
    (28-4389) American Financial Group, Inc.






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